Noncontrolling Interest	12 Months Ended
Dec. 31, 2011
Noncontrolling Interest [Abstract]
Noncontrolling Interest
25.	NONCONTROLLING INTEREST

	N-S Digital TV	Dongguan Super TV	Cyber Cloud	Joysee	Super Movie	Total
	(Note 1)	(Note 4(a))	(Note 26(c))	(a)	(b)

Balance as of January 1, 2009	$1,000	$564	$—	$—	$—	$1,564
Net loss	—	(13)	—	—	—	(13)
Transfer of noncontrolling interest	(1,000)	—	—	—	—	(1,000)
Disposal	—	(551)	—	—	—	(551)

Balance as of December 31, 2009	—	—	—	—	—	—
Acquisition	—	530	—	—	—	530
Net loss	—	(10)	—	—	—	(10)

Balance as of December 31, 2010	—	520	—	—	—	520
Capital injection	—	—	759	5,542	236	6,537
Transfer of noncontrolling interest	—	—	—	(1,822)	—	(1,822)
Net income /(loss)	—	105	(221)	(491)	(123)	(730)
Disposal	—	(625)	—	—	—	(625)

Balance as of December 31, 2011	$—	$—	$538	$3,229	$113	$3,880

a.	Pursuant to an agreement, dated April 29, 2011, between Super TV and Beijing Ying Zhi Cheng Technology Co., Ltd. ("Ying Zhi Cheng Technology"), to establish Joysee in Beijing mainly engaging in the research and development of advanced digital television terminals. Super TV and Ying Zhi Cheng Technology contributed cash of $4,154 and $462, representing 90% and 10% of the equity interest in Joysee, respectively.

Pursuant to an agreement, dated May 24, 2011, among Super TV, N-S Digital TV and Ying Zhi Cheng Technology, N-S Digital TV contributed capital injection of $923 in cash, representing a 16.7% equity interest in Joysee.

Pursuant to an agreement, dated June 13, 2011, among Super TV, N-S Digital TV, Ying Zhi Cheng Technology and Intel Semiconductor (Dalian) Ltd. ("Intel"), Intel contributed capital injection of $5,080 in cash, representing a 37.5% equity interest in Joysee. Pursuant to an equity transfer agreement, dated June 13, 2011, between N-S Digital TV and Intel, Intel transferred 7.5% of its equity investment in Joysee to N-S Digital TV for a nominal consideration. The difference of Intel's contributed amount and the equity interest obtained by Intel was $1,822, and it was recorded in additional paid in capital of the consolidated financial statement of the Group.

As a result of above series of transactions, the Group holds 64.8% equity interest in Joysee, of which Super TV and N-S Digital TV holds 46.9% and 17.9%, respectively.

b.	Pursuant to a shareholder investment agreement, dated August 26, 2011, between Super TV and Beijing Chaoying Weichuang Technology Ltd. ( "Chaoying Weichuang"), the parties agreed to establish Super Movie, which mainly engages in video program delivery services. Super TV and Chaoying Weichuang contributed cash in the amount of US$2,111 and US$236, respectively, representing 90% and 10% of the equity interest in Super Movie, respectively.